Annual Total Returns	Sep. 18, 2020
First American Government Obligations Fund | First American Government Obligations Fund- Class A
Bar Chart Table Abstract
2010	none	[1]
2011	none	[1]
2012	0.01%	[1]
2013	0.01%	[1]
2014	0.01%	[1]
2015	0.01%	[1]
2016	0.01%	[1]
2017	0.21%	[1]
2018	1.12%	[1]
2019	1.50%	[1]
First American Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund- Class A
Bar Chart Table Abstract
2010	none	[2]
2011	none	[2]
2012	none	[2]
2013	none	[2]
2014	none	[2]
2015	none	[2]
2016	0.01%	[2]
2017	0.12%	[2]
2018	0.68%	[2]
2019	0.75%	[2]
First American Treasury Obligations Fund | First American Treasury Obligations Fund- Class A
Bar Chart Table Abstract
2010	none	[3]
2011	none	[3]
2012	none	[3]
2013	none	[3]
2014	none	[3]
2015	none	[3]
2016	none	[3]
2017	0.21%	[3]
2018	1.13%	[3]
2019	1.49%	[3]
First American U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund- Class A
Bar Chart Table Abstract
2010	none	[4]
2011	none	[4]
2012	none	[4]
2013	none	[4]
2014	none	[4]
2015	none	[4]
2016	none	[4]
2017	0.17%	[4]
2018	1.11%	[4]
2019	1.44%	[4]

[1]	Total return for the period 1/1/2020 to 6/30/2020 was 0.18%.
[2]	Total return for the period 1/1/2020 to 6/30/2020 was 0.23%.
[3]	Total return for the period 1/1/2020 to 6/30/2020 was 0.17%.
[4]	Total return for the period 1/1/2020 to 6/30/2020 was 0.17%.